Other - Other (Income) Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Income and Expenses [Abstract]
Dividend and royalty income	$ (7,648)	$ (4,573)	$ (3,668)
Net expense from financing activities	9,843	8,667	11,091
Foreign currency transaction related losses	450	7,335	9,503
Other income	(32,570)	(25,279)	(23,880)
Other expense	12,951	9,263	13,036
Total	$ (16,974)	$ (4,587)	$ 6,082